Investment Securities - Schedule of Components of Investment Securities Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities:
Gross realized gains	$ 0	$ 0	$ 122
Gross realized losses	(11,562)	0	0
Other-than-temporary impairment recognized	0	0	0
Certificates of deposit:
Gross realized gains	0	0	122
Gross realized losses	(11,562)	0	0
Investment securities (losses) gains, net	(11,547)	(14)	149
Other investment securities:
Other investment securities:
Fair value adjustments, net	32	(14)	27
Certificates of deposit:
Available-for-sale securities:
Gross realized gains	0	0	0
Gross realized losses	(17)	0	0
Certificates of deposit:
Gross realized gains	0	0	0
Gross realized losses	$ (17)	$ 0	$ 0